Share Capital - Schedule of share capital (Details) - CAD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Oct. 31, 2021	May 13, 2021	Oct. 31, 2022	Oct. 31, 2021
Share capital
Beginning balance			$ 208,904
Beginning balance (in shares)	46,055,653
Issued to pay fees in shares			100	$ 467
Shares issued through equity financing			6,768	46,183
Escrow cancellation			53
Board Compensation			8,080	4,879
Conversion of debenture into equity				35,121
Share issuance costs			(974)	(3,456)
Exercise options			309	1,202
Exercise warrants			4,346	16,175
Ending balance	$ 208,904		279,513	208,904
Ending balance (in shares)		46,055,653
At the market offering
Share capital
Shares issued through equity financing			8,807
Meta Growth Corp
Share capital
Acquisition of subsidiary				49,098
Fab Nutrition, LLC (FABCBD)
Share capital
Acquisition of subsidiary			313	979
102105699 Saskatchewan Ltd
Share capital
Acquisition of subsidiary				2,018
DankStop
Share capital
Acquisition of subsidiary				5,013
Enigmaa Ltd. (Blessed CBD)
Share capital
Acquisition of subsidiary				972
NuLeaf Naturals, LLC
Share capital
Acquisition of subsidiary			28,927
Bud Room Inc
Share capital
Acquisition of subsidiary			3,738
Boreal Cannabis Company
Share capital
Acquisition of subsidiary			2,203
Crossroads Cannabis
Share capital
Acquisition of subsidiary			2,189
Bud Heaven
Share capital
Acquisition of subsidiary			1,986
DHC Supply LLC.
Share capital
Acquisition of subsidiary				7,767
Share capital
Share capital
Beginning balance		$ 32,552	$ 208,904	$ 32,552
Beginning balance (in shares)		240,090,196	54,360,028	240,090,196
Issued to pay fees in shares		$ 467	$ 100	$ 467
Issued to pay fees in shares (in shares)		1,480,099	15,122
Issued to pay interest via shares		$ 1,458
Issued to pay interest via shares (in shares)		8,077,940
Escrow share based compensation	$ 3,866	$ 5,804
Escrow share based compensation (in shares)	529,487	9,002,194
Shares issued through equity financing	$ 20,273	$ 18,293	$ 6,768	38,566
Shares issued through equity financing (in shares)	2,415,000	47,916,665	4,956,960
Exercise convertible debt	$ 4,954	$ 40,532
Exercise convertible debt (in shares)	1,596,434	146,960,503
Escrow cancellation			$ 53
Conversion of debenture into equity				45,486
Share issuance costs	$ (2,390)	$ (3,205)	(974)	(5,595)
Exercise options	$ 717	$ 817	$ 526	1,534
Exercise options (in shares)	158,824	2,498,160	70,500
Exercise warrants	$ 7,580	$ 10,677	$ 4,352	18,257
Exercise warrants (in shares)	1,291,141	22,208,027	530,423
Vested restricted share units		$ 154	$ 247
Vested restricted share units (in shares)		844,655	82,976
Ending balance	$ 208,904		$ 279,513	$ 208,904
Ending balance (in shares)	54,360,028		71,021,233	54,360,028
Share capital | At the market offering
Share capital
Shares issued through equity financing			$ 8,807
Shares issued through equity financing (in shares)			1,758,167
Share capital | Pre-consolidation
Share capital
Beginning balance	$ 154,674
Beginning balance (in shares)	690,834,718
Ending balance		$ 154,674
Ending balance (in shares)		690,834,718
Share capital | Post-consolidation
Share capital
Beginning balance	$ 154,674
Beginning balance (in shares)	46,055,653
Ending balance		$ 154,674
Ending balance (in shares)		46,055,653
Share capital | Meta Growth Corp
Share capital
Acquisition of subsidiary		$ 35,290		$ 35,290
Acquisition (in shares)		196,063,610
Share capital | Smoke Cartel, Inc.
Share capital
Acquisition of subsidiary		$ 8,396
Acquisition (in shares)		9,540,754
Contingent consideration obligation			$ 940
Contingent consideration obligation (in shares)			500,000
Share capital | Fab Nutrition, LLC (FABCBD)
Share capital
Acquisition of subsidiary		$ 3,439	$ 313	3,439
Acquisition (in shares)		6,151,915
Share capital | Daily High Club
Share capital
Acquisition of subsidiary	$ 7,767
Acquisition (in shares)	839,820
Share capital | 102105699 Saskatchewan Ltd
Share capital
Acquisition of subsidiary	$ 2,018			2,018
Acquisition (in shares)	254,518
Share capital | DankStop
Share capital
Acquisition of subsidiary	$ 5,013			5,013
Acquisition (in shares)	612,087
Share capital | Enigmaa Ltd. (Blessed CBD)
Share capital
Acquisition of subsidiary	$ 4,432			4,432
Acquisition (in shares)	607,064
Share capital | NuLeaf Naturals, LLC
Share capital
Acquisition of subsidiary			$ 35,527
Acquisition (in shares)			4,429,809
Share capital | Bud Room Inc
Share capital
Acquisition of subsidiary			$ 3,738
Acquisition (in shares)			674,650
Share capital | Boreal Cannabis Company
Share capital
Acquisition of subsidiary			$ 2,203
Acquisition (in shares)			443,301
Share capital | Crossroads Cannabis
Share capital
Acquisition of subsidiary			$ 2,189
Acquisition (in shares)			516,735
Share capital | Choom.
Share capital
Acquisition of subsidiary			$ 3,940
Acquisition (in shares)			2,147,023
Share capital | Bud Heaven
Share capital
Acquisition of subsidiary			$ 1,986
Acquisition (in shares)			564,092
Share capital | DHC Supply LLC.
Share capital
Acquisition of subsidiary				$ 7,767
Escrow cancellation			$ (53)
Escrow cancellation (in shares)			(28,553)